Related Party Disclosures (Textuals) (Details) - Repurchase Program [Member] - USD ($) $ in Millions	1 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Related Party Transaction [Line Items]
Stock repurchase, shares	1,683,168	4,722,312
Stock repurchase, value	$ 85.0	$ 263.5